Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Research and development expenses	$ 121	$ 282	$ 235
Accounts payable	82	62	42
Contributed cash amounts to ST Foundation	0.5	0
JVD [Member]
Related Party Transaction [Line Items]
Research and development expenses	121
ST-Ericsson AT (JVD) [Member]
Related Party Transaction [Line Items]
Research and development expenses		224
Accounts payable		$ 44